Environmental and Legal Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of environmental-related capital investments and compliance costs
We have spent the following amounts over the past three years for environmental-related capital investments and environmental compliance:

	2017	2016	2015
Environmental-related capital investments	$6.8	$4.9	$7.1
Environmental compliance costs	129.5	123.9	133.2

Schedule of accrual of liabilities related to environmental loss contingencies	We have recorded the following liabilities for environmental matters on our consolidated balance sheets:

	2017	2016
Accrued liabilities	$8.5	$7.3
Other non-current liabilities	35.4	39.9

Schedule of information on pending asbestos cases
The number of asbestos cases pending at December 31, 2017, is presented below:

Asbestos Cases Pending at
December 31, 2017
Cases with specific dollar claims for damages:
Claims up to $0.2	135
Claims above $0.2 to $5.0	4
Claims above $5.0 to $20.0	3
Total claims with specific dollar claims for damages (a)	142
Cases without a specific dollar claim for damages	194
Total asbestos cases pending	336

(a)	Involve a total of 2,244 plaintiffs and 17,747 defendants

Schedule of number of new asbestos claims filed, number of pending asbestos claims disposed, and amount paid in settlements
Asbestos-related claims information in 2017, 2016 and 2015, is presented below:

	2017	2016	2015
New Claims Filed	58	40	52
Pending Claims Disposed Of	61	84	68
Total Amount Paid in Settlements	$1.2	$0.9	$1.9